Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	17 years